Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 7. Asset Retirement Obligations

Asset retirement obligations primarily relate to our portion of future plugging and abandonment of wells and related facilities. The following table presents the changes in the asset retirement obligations for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(In thousands)
Asset retirement obligations at beginning of period	$9,829	$10,333	$9,349
Liabilities added from acquisitions or drilling	1,348	786	2,111
Liabilities settled	—	—	(150)
Revision of estimates	927	(97)	195
Liabilities removed upon sale of wells	(2,442)	(1,726)	(1,765)
Accretion expense	417	533	593
Asset retirement obligations at end of period	10,079	9,829	10,333
Less: Current portion	—	—	90
Asset retirement obligations - long-term portion	$10,079	$9,829	$10,243